Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories

7. Inventories

	2019	2018

Uranium
Concentrate	$204,123	$335,276
Broken ore	51,094	51,545
	255,217	386,821

Fuel services	62,701	75,541

Other	2,852	5,433

Total	$320,770	$467,795

Cameco expensed $1,398,000,000 of inventory as cost of sales during 2019 (2018 - $1,501,000,000). Included in cost of sales for the year ended December 31, 2018 is a $29,296,000 net write-down to reflect net realizable value. No write-down was recorded in the current year.